Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
On-balance sheet
Cash and balances at central banks	£ 125,940	£ 136,359	£ 171,036
Cash collateral and settlement balances	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Total Assets	876,672	877,700
Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	125,940	136,359
Cash collateral and settlement balances	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Other assets	614	699
Total Assets	876,672	877,700
Off-balance sheet
Contingent liabilities	23,777	19,394
Total off-balance sheet	293,804	277,162
Debt securities [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	51,881	57,134
Traded loans [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	5,378	7,234
Internal credit grades [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	125,940	136,359
Cash collateral and settlement balances	79,486	74,352
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	57,258	64,368
Financial assets at fair value through the income statement	122,922	140,078
Derivative financial instruments	229,641	222,683
Financial assets measured at fair value through other comprehensive income	45,405	44,983
Other assets	614	699
Total Assets	£ 804,633	£ 822,094
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	£ 125,940	£ 136,359
Cash collateral and settlement balances	69,351	67,585
Reverse repurchase agreements and other similar secured lending	1,642	1,125
Trading portfolio assets	49,122	53,650
Financial assets at fair value through the income statement	79,963	100,626
Derivative financial instruments	216,508	211,841
Financial assets measured at fair value through other comprehensive income	45,405	44,835
Other assets	501	426
Total Assets	£ 685,237	£ 705,413
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	87.00%	91.00%
Reverse repurchase agreements and other similar secured lending, percentage	95.00%	69.00%
Trading portfolio assets, percentage	85.00%	83.00%
Financial assets at fair value through the income statement, percentage	65.00%	72.00%
Derivative financial instruments, percentage	94.00%	95.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	82.00%	61.00%
Total assets, percentage	85.00%	86.00%
Internal credit grades [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	10,135	6,763
Reverse repurchase agreements and other similar secured lending	89	444
Trading portfolio assets	6,698	9,366
Financial assets at fair value through the income statement	42,522	38,002
Derivative financial instruments	13,012	10,790
Financial assets measured at fair value through other comprehensive income	0	148
Other assets	113	273
Total Assets	£ 112,930	£ 110,057
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	13.00%	9.00%
Reverse repurchase agreements and other similar secured lending, percentage	5.00%	28.00%
Trading portfolio assets, percentage	12.00%	15.00%
Financial assets at fair value through the income statement, percentage	35.00%	27.00%
Derivative financial instruments, percentage	6.00%	5.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	18.00%	39.00%
Total assets, percentage	14.00%	13.00%
Internal credit grades [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	0	4
Reverse repurchase agreements and other similar secured lending	0	44
Trading portfolio assets	1,438	1,352
Financial assets at fair value through the income statement	437	1,450
Derivative financial instruments	121	52
Financial assets measured at fair value through other comprehensive income	0	0
Other assets	0	0
Total Assets	£ 6,466	£ 6,624
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	3.00%
Trading portfolio assets, percentage	3.00%	2.00%
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 141,636	£ 136,959
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 96,805	£ 88,966
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	69.00%	65.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 40,361	£ 44,271
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	28.00%	32.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 4,470	£ 3,722
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Internal credit grades [member] | Home loans [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 10,986	£ 13,160
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Home loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 7,536	£ 8,993
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	68.00%	69.00%
Internal credit grades [member] | Home loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 2,626	£ 3,220
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	24.00%	24.00%
Internal credit grades [member] | Home loans [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 824	£ 947
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	8.00%	7.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 33,503	£ 33,791
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 13,631	£ 14,893
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	40.00%	44.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 18,019	£ 17,489
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	54.00%	52.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 1,853	£ 1,409
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	4.00%
Internal credit grades [member] | Wholesale loans [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 97,147	£ 90,008
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Wholesale loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 75,638	£ 65,080
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	78.00%	72.00%
Internal credit grades [member] | Wholesale loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 19,716	£ 23,562
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	20.00%	26.00%
Internal credit grades [member] | Wholesale loans [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 1,793	£ 1,366
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	2.00%
Internal credit grades [member] | Loans and advances [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 19,137	£ 15,644
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%
Internal credit grades [member] | Loans and advances [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 11,030	9,487
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	58.00%
Internal credit grades [member] | Loans and advances [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 7,880	6,109
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	41.00%
Internal credit grades [member] | Loans and advances [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 227	48
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 97,823	£ 119,391
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 63,411	£ 86,237
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	65.00%	72.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 34,232	£ 31,813
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	35.00%	27.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 180	£ 1,341
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Internal credit grades [member] | Other financial assets [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 742	£ 528
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Other financial assets [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 736	£ 524
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	99.00%	99.00%
Internal credit grades [member] | Other financial assets [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 6	£ 4
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	1.00%
Internal credit grades [member] | Other financial assets [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades [member] | Debt securities [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 51,880	£ 57,134
Financial assets at fair value through the income statement	£ 5,220	4,515
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%
Financial assets at fair value through the income statement, percentage	100.00%
Internal credit grades [member] | Debt securities [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 48,258	51,747
Financial assets at fair value through the income statement	£ 4,786	4,378
On-balance sheet, percentage
Trading portfolio assets, percentage	93.00%
Financial assets at fair value through the income statement, percentage	91.00%
Internal credit grades [member] | Debt securities [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 3,479	4,998
Financial assets at fair value through the income statement	£ 404	76
On-balance sheet, percentage
Trading portfolio assets, percentage	7.00%
Financial assets at fair value through the income statement, percentage	8.00%
Internal credit grades [member] | Debt securities [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 143	389
Financial assets at fair value through the income statement	£ 30	61
On-balance sheet, percentage
Trading portfolio assets, percentage	0.00%
Financial assets at fair value through the income statement, percentage	1.00%
Internal credit grades [member] | Traded loans [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 5,378	7,234
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%
Internal credit grades [member] | Traded loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 864	1,903
On-balance sheet, percentage
Trading portfolio assets, percentage	16.00%
Internal credit grades [member] | Traded loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 3,219	4,368
On-balance sheet, percentage
Trading portfolio assets, percentage	60.00%
Internal credit grades [member] | Traded loans [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 1,295	£ 963
On-balance sheet, percentage
Trading portfolio assets, percentage	24.00%

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.